Derivative Instruments Accounted for at Fair Value - Additional Information (Detail) kr in Millions			3 Months Ended		6 Months Ended
	Jul. 02, 2020	Nov. 02, 2018 NOK (kr)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 NOK (kr)	Dec. 31, 2020 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedges held			$ 0		$ 0			$ 0
Description of Interest Rate Derivative Activities	On July 2, 2020, the Company entered into floating-to-fixed interest rate swap agreements with ING Capital Markets LLC (“ING”) and Societe Generale (“SocGen”) with a termination date of December 31, 2025, to run concurrently with the Terminal Facility. Under these agreements, the notional amounts of the swaps are approximately 80% of the amounts drawn under the Terminal Facility.
Unrealized Gain loss on Derivatives			(269,000)	$ 6,354,000	278,000	$ (7,607,000)
Restricted Cash			0		0
Collateral amount held with swap provider			0		0
Derivative fair value of derivative asset amount offset against collateral			0		0
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative liability			2,900,000		2,900,000			$ 2,900,000
Unrealized Gain loss on Derivatives					50,000.00	$ 7,600,000
2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal | kr		kr 600					kr 600
Outstanding secured borrowings, interest rate terms		The 2018 Bonds bear interest at a rate equal to the 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.
2018 Senior Secured Bonds [Member] | NORWAY
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal			71,700,000		71,700,000
Outstanding secured borrowings			$ 71,700,000		$ 71,700,000		kr 600
Spread on variable rate			6.608%		6.608%		6.608%	6.608%
Outstanding secured borrowings, maturity year					2023
Outstanding secured borrowings, interest rate terms					6.608% plus 3-month U.S. LIBOR
2018 Senior Secured Bonds [Member] | NORWAY | NIBOR [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Spread on variable rate			6.00%		6.00%		6.00%	6.00%
Outstanding secured borrowings, interest rate terms					6.0% plus 3-month NIBOR
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative liability								$ 100,000
Unrealized Gain loss on Derivatives					$ 200,000
Outstanding secured borrowings, interest rate terms					3-month LIBOR, calculated on a 360-day year basis, which resets every three months in line with the dates of interest payments on the Terminal Facility.
Derivative Liability, Fair Value, Gross Asset			$ 200,000		$ 200,000
Interest Rate Swap [Member] | ING And SocGen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative			$ 200,000		$ 200,000